UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4932

John Hancock World Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October	31
Date of reporting period:	July 31,	2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Health Sciences Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Health Sciences Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 97.76%		$191,782,358
(Cost $169,084,121)

Biotechnology 19.12%		37,513,771

Acorda Therapeutics, Inc. (I)	131,000	2,198,180
Amgen, Inc. (I)	41,500	2,230,210
BioMarin Pharmaceutical, Inc. (I)(L)	186,500	3,368,190
BioSphere Medical, Inc. (I)	178,600	1,069,814
Celgene Corp. (I)	32,000	1,937,920
CytRx Corp. (I)(L)	370,000	1,121,100
Enzo Biochem, Inc. (I)(L)	81,500	1,041,570
Exelixis, Inc. (I)	123,200	1,193,808
Genentech, Inc. (I)	44,750	3,328,505
Genzyme Corp. (I)	37,000	2,333,590
Gilead Sciences, Inc. (I)	114,000	4,244,220
Isis Pharmaceuticals, Inc. (I)(L)	218,000	2,269,380
OSI Pharmaceuticals, Inc. (I)	77,000	2,482,480
PDL BioPharma, Inc. (I)	73,500	1,726,515
Regeneration Technologies, Inc. (I)	297,100	3,184,912
Rosetta Genomics Ltd. (Israel) (F)(I)	83,933	574,102
Theratechnologies, Inc. (Canada) (F)(I)	336,281	3,209,275

Diversified Chemicals 3.98%		7,813,958

Bayer AG (Germany) (C)	110,500	7,813,958

Diversified Financial Services 0.59%		1,154,150

Trans-India Acquisition Corp. (I)	140,750	1,154,150

Health Care Distributors 2.04%		4,009,530

Cardinal Health, Inc.	61,000	4,009,530

Health Care Equipment 15.52%		30,441,087

ArthroCare Corp. (I)	50,000	2,531,000
Baxter International, Inc.	53,000	2,787,800
Electro-Optical Sciences, Inc. (I)	225,000	1,469,250
Electro-Optical Sciences, Inc. (I)(K)	43,860	286,406
Gen-Probe, Inc. (I)	51,500	3,245,015
Hologic, Inc. (I)	19,000	984,200
Hospira, Inc. (I)	81,200	3,140,004
Micrus Endovascular Corp. (I)	86,000	2,022,720
Neurometrix, Inc. (I)(L)	180,000	1,512,000
NMT Medical, Inc. (I)	80,800	944,552
Northstar Neuroscience, Inc. (I)	142,490	1,460,522
SenoRx, Inc. (I)	157,120	1,528,778
SonoSite, Inc. (I)	85,000	2,405,500
Thoratec Corp. (I)	202,000	3,920,820
Zoll Medical Corp. (I)	82,000	2,202,520

John Hancock
Health Sciences Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Health Care Facilities 2.53%		4,971,264

Assisted Living Concepts, Inc. (I)	120,000	1,080,000
Capital Senior Living Corp. (I)	151,000	1,337,860
DaVita, Inc. (I)	27,500	1,455,850
Sun Healthcare Group, Inc. (I)	81,180	1,097,554

Health Care Services 6.14%		12,036,051

Aveta, Inc. (I)(S)	752,790	4,140,345
Eurand NV (Netherlands) (F)(I)	77,000	1,104,180
Medco Health Solutions, Inc. (I)	35,800	2,909,466
OXiGENE, Inc. (I)	200,000	732,000
Santarus, Inc. (I)(L)	339,350	1,628,880
Systems Xcellence, Inc. (Canada) (F)(I)	54,000	1,521,180

Health Care Supplies 3.60%		7,058,440

Inverness Medical Innovations, Inc. (I)(K)	99,500	4,816,795
PolyMedica Corp.	55,500	2,241,645

Health Care Technology 1.95%		3,825,662

AMAG Pharmaceuticals, Inc. (I)(L)	55,200	2,963,688
Heartware Ltd. (I)(K)	1,835,000	861,974

Managed Health Care 2.13%		4,167,669

Aetna, Inc.	86,700	4,167,669

Pharmaceuticals 40.16%		78,790,776

Abbott Laboratories	208,800	10,584,072
Altus Pharmaceuticals, Inc. (I)	140,150	1,429,530
Anesiva, Inc. (I)	338,904	2,168,986
Astellas Pharma, Inc. (Japan) (F)	23,510	960,996
Auxilium Pharmaceuticals, Inc. (I)	177,700	3,104,419
Barr Pharmaceuticals, Inc. (I)	48,300	2,473,926
BioMimetic Therapeutics, Inc. (I)	151,000	2,178,930
Cubist Pharmaceuticals, Inc. (I)	53,000	1,222,180
Endo Pharmaceuticals Holdings, Inc. (I)	99,000	3,366,990
Inspire Pharmaceuticals, Inc. (I)	480,000	2,640,000
Inyx, Inc. (I)	437,500	41,562
Medicis Pharmaceutical Corp. (Class A)	103,450	2,951,429
Merck & Co., Inc.	212,750	10,563,037
MGI Pharma, Inc. (I)	100,000	2,503,000
Novartis AG, ADR (Switzerland) (F)	139,000	7,499,050
Paladin Labs, Inc. (Canada) (F)(I)	117,100	1,272,170
Panacos Pharmaceuticals, Inc. (I)	490,750	1,619,475
Roche Holding AG (Switzerland) (F)	18,850	3,334,015
Schering-Plough Corp.	95,100	2,714,154
Sepracor, Inc. (I)	36,500	1,026,745
Shire Plc, ADR (United Kingdom) (F)	130,000	9,592,700
Wyeth	114,250	5,543,410

John Hancock
Health Sciences Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Issuer		Shares	Value

Units 0.59%			$1,156,440
(Cost $1,104,000)

Specialized Finance 0.59%			1,156,440

Oracle Healthcare Acquisition (I)		138,000	1,156,440
Issuer		Shares	Value
Warrants 0.02%			$42,000
(Cost $142,500)

Health Care Equipment 0.00%			0

Electro-Optical Sciences, Inc. (B)		6,579	0
Health Care Supplies 0.02%			42,000

Healthcare Acquisition Corp. (I)		150,000	42,000
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 9.52%			$18,682,650
(Cost $18,682,650)

Joint Repurchase Agreement 2.59%			5,087,000

Repurchase Agreement with Bank of America Corp. dated 07-31-07 at 5.120% to be repurchased at $5,087,723 on 08-01-2007,
collateralized by $4,279,393 U.S Treasury Bond, 7.500% due
11-15-16 (valued at $5,188,740, including interest)	5.120	5,087	5,087,000
		Shares
Cash Equivalents 6.93%			13,595,650

John Hancock Cash Investment Trust (T)(W)		13,596	13,595,650

Total investments (Cost $189,013,271) 107.89%			$211,663,448

Other assets and liabilities, net (7.89%)			($15,483,333)

Total net assets 100.00%			$196,180,115

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Health Sciences Fund
Notes to Schedule of Investments
July 31, 2007 (unaudited)

ADR American Depositary Receipt

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $0.00 or 0.00% of the Fund's net assets as of July 31, 2007.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of July 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,140,345 or 2.11% of the Fund's net assets as of July 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on July 31, 2007, including short-term investments, was $189,013,271. Gross unrealized appreciation and depreciation of investments aggregated $37,909,881 and $15,259,704, respectively, resulting in net unrealized appreciation of $22,650,177.

Notes to Schedule of Investments - Page 1

John Hancock
Health Sciences Fund
Direct Placement Securities
July 31, 2007 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	July 31, 2007

Electro-Optical Sciences, Inc.	10-31-06	$250,002	0.15%	$286,406

Heartware Ltd.	06-13-07	$926,987	0.44%	$861,974

Inverness Medical Innovations, Inc.	08-17-06	$3,009,875	2.46%	$4,816,795

Direct Placement Securities

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust, an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331Ú3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments – Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments – Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Health Sciences Fund.

280Q3 7/07
9/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 14, 2007